Exception Summary
Run Date - 7/3/2024 9:02:42 AM
Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	18	0	0	0	0	18
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	15	0	0	0	0	15
		Title Issue -	9	0	0	0	0	9
		RFD - Borrower Illness	4	0	0	0	0	4
		Damaged/Occupied/XXX Zone - Damage remains unresolved and no indication covered by insurance	3	0	0	0	0	3
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	3	0	0	0	0	3
		Current Bankruptcy - no relief granted	1	0	0	0	0	1
		Cease and Desist Request Received From Mortgagor or 3rd Party	1	0	0	0	0	1
		Vacant Property - Unsecured	1	0	0	0	0	1
		There are indications of fraud on the loan.	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	56	0	0	0	0	56